BONDS PAYABLE (Schedule of Weighted Average Assumptions) (Details) - Bonds Payable - Share Purchase Warrants [Member]	12 Months Ended
	Dec. 31, 2021 yr $ / shares	Dec. 31, 2020 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	$ 0.074	$ 0
Exercise price	$ 0.099	$ 0
Expected life (in years) | yr	3	0
Expected volatility	134.05%	0.00%
Risk free interest rate	1.05%	0.00%
Expected dividend yield	0.00%	0.00%
Expected forfeiture rate	0.00%	0.00%